RISK MANAGEMENT POLICIES - Sensitivity analysis performed reasonably possible changes in foreign exchange rates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Foreign currency sensitivity analysis
Exchange rate variation	52.50%	40.20%
Exchange rate variation	(52.50%)	(40.20%)
Increase in profit loss	$ 2,705,104	$ 4,345,838
Decrease in profit loss	(2,705,104)	(4,345,837)
Increase in equity	2,705,104	4,345,838
Decrease in equity	$ (2,705,104)	$ (4,345,837)
US Dollar [member]
Foreign currency sensitivity analysis
Exchange rate variation	52.50%	40.20%
Exchange rate variation	(52.50%)	(40.20%)
Increase in profit loss	$ 2,509,382	$ 4,057,089
Decrease in profit loss	(2,509,382)	(4,057,089)
Increase in equity	2,509,382	4,057,089
Decrease in equity	$ (2,509,382)	$ (4,057,089)
Euro [member]
Foreign currency sensitivity analysis
Exchange rate variation	52.50%	40.20%
Exchange rate variation	(52.50%)	(40.20%)
Increase in profit loss	$ 35,555	$ 114,655
Decrease in profit loss	(35,555)	(114,655)
Increase in equity	35,555	114,655
Decrease in equity	$ (35,555)	$ (114,655)
Other Currency [member]
Foreign currency sensitivity analysis
Exchange rate variation	52.50%	40.20%
Exchange rate variation	(52.50%)	(40.20%)
Increase in profit loss	$ 160,167	$ 174,093
Decrease in profit loss	(160,167)	(174,093)
Increase in equity	160,167	174,093
Decrease in equity	$ (160,167)	$ (174,093)